Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses	$ 91,585	$ 74,038
Equity-based compensation	13,358	10,652
Inventory	12,339	18,525
Tax basis step-up	11,570	13,240
Capitalized research expense	9,592	6,057
Intangible assets	6,552	4,915
R & D credit carryover	3,886	3,886
Accrued expenses	1,064	1,438
Lease obligations	837	1,663
Accrued employee compensation and benefits	546	4,246
Other	4,517	2,164
Total deferred tax assets	155,846	140,824
Deferred tax liabilities:
Property and equipment	(5,853)	(13,377)
Content assets	(4,448)	(7,408)
Prepaid expenses	(1,969)	(2,425)
Right-of-use assets	(750)	(1,231)
Total deferred tax liabilities	(13,020)	(24,441)
Net deferred tax assets before valuation allowance	142,826	116,383
Valuation allowance	(142,836)	(116,564)
Net deferred tax liabilities	$ (10)	$ (181)